Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2012 RUB		Dec. 31, 2011 USD ($)		Dec. 31, 2011 RUB
Allowance for doubtful accounts	$ 84,367	[1]			$ 46,062	[1]
Common stock, par value, Russian rubles	$ 0.3		10	[2]			10	[2]
Common stock, shares authorized	497,969,086	[2]	497,969,086	[2]	497,969,086	[2]	497,969,086	[2]
Common stock, shares issued	416,270,745	[2]	416,270,745	[2]	416,270,745	[2]	416,270,745	[2]
Common stock, shares outstanding	416,270,745	[2]	416,270,745	[2]	416,270,745	[2]	416,270,745	[2]
Preferred stock, par value, Russian rubles			10	[2]			10	[2]
Preferred stock, shares authorized	138,756,915	[2]	138,756,915	[2]	138,756,915	[2]	138,756,915	[2]
Preferred stock, shares issued	83,254,149	[2]	83,254,149	[2]	83,254,149	[2]	83,254,149	[2]
Preferred stock, shares outstanding	83,254,149	[2]	83,254,149	[2]	83,254,149	[2]	83,254,149	[2]
Allowance for doubtful accounts receivable from related parties	$ 919,113

[1]	See Note 5
[2]	See Note 18